Note 53 - Related-Party Transactions - Balance Of Income Statement Arising From Transactions With Entities Of The Group (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions Abstract
Interest Income And Other Similar Interest Incomes	€ 20,000,000	€ 19,000,000	€ 55,000,000
Interest Expenses From Operations With Group Entities	1,000,000	1,000,000	2,000,000
Fee And Commission Income	5,000,000	4,000,000	5,000,000
Fee And Commission Expense	€ 34,000,000	€ 53,000,000	€ 48,000,000